Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
42,579	Schwab U.S. TIPS ETF	$2,416,784	2.0
21,238	Vanguard Global ex-U.S. Real Estate ETF	1,244,335	1.0
13,333	Vanguard Real Estate ETF	1,243,302	1.0
37,296	Vanguard Russell 1000 Growth ETF	6,122,511	4.9
56,427	Vanguard Value ETF	6,298,382	5.1

	Total Exchange-Traded Funds
	(Cost $16,933,292)	17,325,314	14 ..0

MUTUAL FUNDS: 85.8%
	Affiliated Investment Companies: 85.8%
388,300	Voya Floating Rate Fund - Class I	3,684,971	3.0
616,053	Voya High Yield Bond Fund - Class R6	4,916,100	4.0
141,568	Voya Index Plus LargeCap Portfolio - Class I	3,747,313	3.0
1,398,036	Voya Intermediate Bond Fund - Class R6	14,595,498	11.8
423,815	Voya Large Cap Value Portfolio - Class I	4,945,918	4.0
170,010	Voya Large-Cap Growth Fund - Class R6	7,827,245	6.3
603,318	Voya Limited Maturity Bond Portfolio - Class I	6,105,579	5.0
184,930	Voya MidCap Opportunities Portfolio - Class I	2,402,246	2.0
416,808	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,972,523	4.0
422,312	Voya Multi-Manager International Equity Fund - Class I	4,683,439	3.8
503,928	Voya Multi-Manager International Factors Fund - Class I	4,711,729	3.8
253,940	Voya Multi-Manager Mid Cap Value Fund - Class I	2,554,638	2.1
199,813	Voya Small Company Portfolio - Class I	3,127,071	2.5
476,481	Voya Strategic Income Opportunities Fund - Class R6	4,912,522	4.0
442,944	Voya U.S. Bond Index Portfolio - Class I	4,859,101	3.9
765,493	Voya U.S. High Dividend Low Volatility Fund - Class R6	9,407,914	7.6
1,177,429	Voya U.S. Stock Index Portfolio - Class I	18,579,822	15.0

	Total Mutual Funds
	(Cost $98,963,847)	106,033,629	85.8

	Total Investments in Securities (Cost $115,897,139)	$123,358,943	99.8
	Assets in Excess of Other Liabilities	253,003	0.2
	Net Assets	$123,611,946	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,325,314	$–	$–	$17,325,314
Mutual Funds	106,033,629	–	–	106,033,629
Total Investments, at fair value	$123,358,943	$–	$–	$123,358,943
Other Financial Instruments+
Futures	68,874	–	–	68,874
Total Assets	$123,427,817	$–	$–	$123,427,817
Liabilities Table
Other Financial Instruments+
Futures	$(52,854)	$–	$–	$(52,854)
Total Liabilities	$(52,854)	$–	$–	$(52,854)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,886,360	$51,452	$(5,745,571)	$(192,241)	$–	$–	$899,161	$–
Voya Floating Rate Fund - Class I	5,895,803	550,786	(2,915,631)	154,013	3,684,971	162,713	(76,435)	–
Voya High Yield Bond Fund - Class R6	–	5,373,083	(482,210)	25,227	4,916,100	122,278	(1,955)	–
Voya Index Plus LargeCap Portfolio - Class I	3,553,126	603,697	(645,167)	235,657	3,747,313	56,390	78,403	310,440
Voya Intermediate Bond Fund - Class R6	18,856,724	3,493,847	(8,858,652)	1,103,579	14,595,498	453,015	18,453	–
Voya International Index Portfolio - Class I	7,066,127	116,888	(5,378,939)	(1,804,076)	–	–	2,657,261	–
Voya Large Cap Value Portfolio - Class I	7,239,747	990,061	(3,039,639)	(244,251)	4,945,918	16,857	1,013,055	341,916
Voya Large-Cap Growth Fund - Class R6	7,702,435	654,839	(2,291,223)	1,761,194	7,827,245	–	(146,066)	–
Voya Limited Maturity Bond Portfolio - Class I	2,351,142	4,634,677	(988,222)	107,982	6,105,579	58,686	3,946	–
Voya MidCap Opportunities Portfolio - Class I	2,967,495	373,002	(831,188)	(107,063)	2,402,246	2,308	358,398	283,050
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,359,251	3,097,683	(801,814)	317,403	4,972,523	–	(75,125)	–
Voya Multi-Manager International Equity Fund - Class I	3,539,063	1,363,610	(665,038)	445,804	4,683,439	–	(3,924)	–
Voya Multi-Manager International Factors Fund - Class I	2,944,733	2,081,633	(635,871)	321,234	4,711,729	–	(40,655)	–
Voya Multi-Manager Mid Cap Value Fund - Class I	2,957,423	263,534	(1,447,013)	780,694	2,554,638	–	(268,832)	–
Voya Small Company Portfolio - Class I	4,736,722	744,451	(3,002,800)	648,698	3,127,071	12,292	(280,784)	416,159
Voya Strategic Income Opportunities Fund - Class R6	–	5,387,889	(522,189)	46,822	4,912,522	102,213	1,212	–
Voya U.S. Bond Index Portfolio - Class I	5,896,891	747,110	(2,115,854)	330,954	4,859,101	94,190	(3,570)	–
Voya U.S. High Dividend Low Volatility Fund - Class I	3,550,793	6,081,478	(9,938,031)	305,760	–	74,653	1,376	–
Voya U.S. High Dividend Low Volatility Fund - Class R6	–	8,888,746	–	519,168	9,407,914	–	–	–
Voya U.S. Stock Index Portfolio - Class I	12,622,994	8,522,846	(3,956,210)	1,390,192	18,579,822	50,755	79,208	1,022,361
	$100,126,829	$54,021,312	$(54,261,262)	$6,146,750	$106,033,629	$1,206,350	$4,213,127	$2,373,926

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	16	12/20/19	$1,220,000	$(35,954)
S&P 500® E-Mini	5	12/20/19	744,625	(7,334)
U.S. Treasury Ultra Long Bond	7	12/19/19	1,343,344	33,670
			$3,307,969	$(9,618)
Short Contracts:
Mini MSCI Emerging Markets Index	(38)	12/20/19	(1,903,610)	35,204
U.S. Treasury 10-Year Note	(10)	12/19/19	(1,303,125)	(9,566)
			$(3,206,735)	$25,638

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,442,868.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,908,127
Gross Unrealized Depreciation	(1,976,032)

Net Unrealized Appreciation	$5,932,095